Financial Instruments (Details) - UHI. - Warrants issued by UHI	Dec. 29, 2020 $ / shares	Dec. 31, 2021 MXN ($)
Financial Instruments
Stock spot price | $ / shares	$ 190
Expected volatility rate	64.00%
Minimum
Financial Instruments
Equity stake	10.00%
Minimum | Weighted average cost of capital
Financial Instruments
Weighted average cost of capital		8
Exit multiple		8
Maximum
Financial Instruments
Equity stake	35.90%
Maximum | Weighted average cost of capital
Financial Instruments
Weighted average cost of capital		9
Exit multiple		9